CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2018
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS
(a)Commitments
In the normal course of business, the partnership will enter into contractual obligations which relate to the gathering, processing and transportation delivery agreements for oil and gas products. Also, in the normal course of business, the partnership will enter into supply agreements for raw materials and capital items. As at December 31, 2018 our partnership had $282 million (2017: $201 million) of such commitments outstanding in our industrial operations. Within our infrastructure services business the partnership had $768 million in contractual commitments in the form of shipbuilding contracts attributable to the acquisition of Teekay Offshore. Finally, in the normal course of business, the partnership will enter into contractual obligations which relate primarily to expenditures on property, plant and equipment, and intangible assets. As at December 31, 2018, the partnership had $nil (2017: $17 million) of such commitments attributable to our road fuel distribution business.
(b)Obligations under finance leases
As at December 31, 2018 the minimum lease payments for the partnership's assets under finance lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$12	$32	$16	$60
Total finance lease obligations	$12	$32	$16	$60
(c)Obligations under operating leases
As at December 31, 2018 the minimum lease payments for the partnership's assets under operating lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Minimum lease payments	$225	$484	$536	$1,245
Total operating lease obligations	$225	$484	$536	$1,245

Lease expenses recognized during the year ended December 31, 2018 totaled $594 million (2017: $125 million, 2016: $48 million).